del Rey Global Investors Funds

del Rey Monarch Fund

Class A and Institutional Shares

Summary Prospectus

September 30, 2011

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.delreyglobal.com/monarchfund. You can also get this information at no cost by calling 1-866-876-9946 or by sending an e-mail request to prospectusrequest@delreyglobal.com. The Fund’s prospectus and statement of additional information, both dated September 30, 2011, as amended and supplemented from time to time, are incorporated by reference into (legally made a part of) this Summary Prospectus.

Class	Ticker Symbol
Class A Shares	DRMOX
Institutional Shares	DRMIX

This Summary Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference. The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Summary Prospectus

del Rey Monarch Fund

Investment Objective

The investment objective of the del Rey Monarch Fund (the “Fund”) is to seek long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your financial professional and in the “Details About the Share Classes” section on page 14 of the Fund’s prospectus and in the “Information About the Fund’s Shares” section on page 59 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A Shares	Institutional Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.00%	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None [1]	None
Redemption Fee (as a percentage of amount redeemed or exchanged within 60 days)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A Shares	Institutional Shares

Management Fee	0.90%	0.90%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses[2]	0.48%	0.48%
Acquired Fund Fees and Expenses[2]	0.00%	0.00%
Total Annual Fund Operating Expenses	1.63%	1.38%
Fee Waivers and/or Expense Reimbursements[3]	(0.23)%	(0.23)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.40%	1.15%

[1]

If you invest $100,000 or more in Class A Shares, you will not pay an initial sales charge. In that case, del Rey Global Investors, LLC compensates the financial intermediary from its own resources. However, if you redeem your shares within 18 months after purchase, you may be charged a deferred sales charge of 1.00% of the lesser of the original cost of the shares being redeemed or your redemption proceeds. Such deferred sales charge may be waived in connection with certain fee-based programs.

[2]	Based on estimated amounts for the current fiscal year.

[3]

As described in the “Fund Management” section, del Rey Global Investors, LLC has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.40% for Class A Shares and 1.15% for Institutional Shares until October 1, 2012. The Fund may have to repay some of these waivers and reimbursements to del Rey Global Investors, LLC in the following two fiscal years. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A Shares	$635	$967
Institutional Shares	$117	$414

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies of the Fund

Under normal conditions, the Fund invests primarily in equity securities of issuers located in a number of different countries outside of the United States. The Fund generally invests at least 80% of its total assets in common and preferred stock, American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) and convertible securities. The Fund may invest up to 10% of its total assets in Rule 144A securities. The Fund may invest up to 20% of its total assets in companies located in countries with emerging securities markets when del Rey Global Investors, LLC (“del Rey Global”), the Fund’s investment manager, believes they present an attractive investment opportunity.

The Fund seeks to invest in intrinsically undervalued non-U.S. companies with strong and/or improving business fundamentals. The Fund seeks to invest in approximately 35-60 companies whose capitalizations are generally over $1 billion and represent strong risk/return characteristics. Generally a country’s weighting will be limited to 35% of the Fund’s total assets, measured at the time of purchase. The Fund’s investment strategy is not designed to track the performance of any specific benchmark.

The Fund also may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, published guidance and exemptive orders under that Act.

In the future, the Fund expects to lend portfolio securities on a short-term or long-term basis, in an amount up to 33 1/3% of its total assets, but the Fund does not currently do so.

The Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are securities that the Fund may not sell within seven days at their approximate current value. Rule 144A securities, which are privately offered securities that may be traded in the institutional investor market pursuant to an exemption from the Securities Act of 1933, as amended, will be deemed to be illiquid securities unless the Fund’s Board determines otherwise.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of the money that you invested in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of certain principal risks of investing in the Fund.

Convertible Securities Risk — The Fund may invest in convertible securities, which generally are debt securities or preferred stock that may be converted into common stock. Convertible securities typically pay current income as either interest (debt security convertibles) or dividends (preferred stock). A convertible’s value usually reflects both the stream of current income payments and the market value of the underlying common stock. The value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interests rates, usually making them more volatile than convertible securities with shorter maturities.

Depositary Receipts Risk — The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

Expense Risk — Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater than those indicated.

Foreign Investments Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

•

The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

•	Changes in currency exchange rates can affect the value of the Fund’s portfolio.

•

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

•	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

•

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

•	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

Investment in Other Investment Companies Risk — As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of other investment companies, shareholders bear both their proportionate share of expenses in the Fund (including advisory fees, administration fees and custodial fees) and, indirectly, the expenses of the investment companies in which the Fund invests.

Investment Style Risk — Value investments have generally performed better during periods of economic recovery. Therefore, this investment style may over time go in and out of favor. At times when the investment style used by the Fund is out of favor, the Fund may underperform other international equity funds that use different investment styles.

Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investments in illiquid securities, which may include Rule 144A securities, may reduce the returns of the Fund because it may be difficult to sell the illiquid securities at an advantageous time or price. To the extent that the Fund’s principal investment strategies involve securities with substantial market and/or credit risk, the Fund will tend to have the greatest exposure to liquidity risk.

Market Risk — Market risk is the risk that the value of one or more investments in which the Fund invests may go down in value.

Rule 144A Securities Risk — The market for Rule 144A securities typically is less active than the market for public securities. Rule 144A securities carry the risk that the trading market may not continue.

Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund. The Fund does not currently lend its securities, but expects to do so in the future.

Selection Risk — Selection risk is the risk that the securities selected by the Fund’s investment manager may underperform the market or other securities selected by other funds.

Small and Mid-Cap Capitalization Companies Risk — Companies with small- or mid-size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on relatively smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

Performance Information

Because the Fund did not commence significant investment operations until June 1, 2011, there is no historical performance information shown. Performance will be presented after the Fund has been in operation for one full calendar year.

Investment Manager

The Fund’s investment manager is del Rey Global Investors, LLC.

Portfolio Manager

Paul Hechmer, the Chief Investment Officer of del Rey Global, has been the portfolio manager of the Fund since its inception in 2011.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund each day the New York Stock Exchange is open. To purchase or sell shares you should contact your financial intermediary or financial professional, or, if you hold your shares through the Fund, you should contact the Fund by phone at 1-866-876-9946 or by mail (PO Box 4766, Chicago, IL 60680-4766). The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in certain cases:

	Class A Shares	Institutional Shares
Minimum Initial Investment	$2,000 for all accounts except:	$100,000 for institutions and individuals.

$50 through systematic investment plan accounts.

Minimum Additional Investment	$50 for all accounts except certain retirement plans may have a lower minimum.	No subsequent minimum

Tax Information

The Fund’s dividends and distributions may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and Foreside Fund Services, LLC (the Fund’s distributor) or the Fund’s affiliates may pay the intermediary for the sale of Fund shares and other services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

INVESTMENT COMPANY ACT FILE # 811-22434

© del Rey Global Investors, LLC

del Rey Monarch Fund